Inventory, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Inventory Disclosure [Abstract]
Inventory impairment charges	$ 13	$ 163	$ 78	$ 485